Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Revenues
Electric	$ 12,494	$ 12,019	$ 11,606
Natural gas	3,104	3,021	3,350
Total operating revenues	15,598	15,040	14,956
Operating Expenses
Cost of electricity	5,016	4,162	4,016
Cost of natural gas	968	861	1,317
Operating and maintenance	5,775	6,052	5,466
Depreciation, amortization, and decommissioning	2,077	2,272	2,215
Total operating expenses	13,836	13,347	13,014
Operating Income	1,762	1,693	1,942
Interest income	9	7	7
Interest expense	(715)	(703)	(700)
Other income, net	40	70	49
Income Before Income Taxes	1,096	1,067	1,298
Income tax provision	268	237	440
Net Income	828	830	858
Preferred stock dividend requirement of subsidiary	14	14	14
Preferred stock dividend requirement	14	14	14
Income Available for Common Shareholders	814	816
Weighted Average Common Shares Outstanding, Basic	444	424	401
Weighted Average Common Shares Outstanding, Diluted	445	425	402
Net earnings per common share, basic	$ 1.83	$ 1.92	$ 2.1
Net Earnings Per Common Share, Diluted	$ 1.83	$ 1.92	$ 2.1
Pacific Gas And Electric Company [Member]
Operating Revenues
Electric	12,489	12,014	11,601
Natural gas	3,104	3,021	3,350
Total operating revenues	15,593	15,035	14,951
Operating Expenses
Cost of electricity	5,016	4,162	4,016
Cost of natural gas	968	861	1,317
Operating and maintenance	5,742	6,045	5,459
Depreciation, amortization, and decommissioning	2,077	2,272	2,215
Total operating expenses	13,803	13,340	13,007
Operating Income	1,790	1,695	1,944
Interest income	8	6	5
Interest expense	(690)	(680)	(677)
Other income, net	84	88	53
Income Before Income Taxes	1,192	1,109	1,325
Income tax provision	326	298	480
Net Income	866	811	845
Preferred stock dividend requirement	14	14	14
Income Available for Common Shareholders	$ 852	$ 797	$ 831